Operating Expenses (Details) - Schedule of Operating Expenses - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Expenses [Line Items]
Depreciation and amortization	$ 160,800
Total of General and administrative	4,522,639	$ 5,227,181
Total of Research and development	3,242,622	5,481,229
Total of Sales and marketing	2,361,105	3,992,975
Sales and marketing [Member]
Schedule of Operating Expenses [Line Items]
Salaries and benefits	745,716	615,147
Professional and consulting fees	655,810	1,143,077
Office expenses	25,360
Travel and entertainment	46,832	57,943
Depreciation and amortization	2,336
Marketing and advertising	885,051	2,176,808
Research and development [Member]
Schedule of Operating Expenses [Line Items]
Salaries and benefits	2,055,067	2,028,880
Professional and consulting fees	299,044	665,894
Clinical studies	322,000	2,162,000
Office expenses	87,885	193,936
Travel and entertainment	59,123	100,383
Depreciation and amortization	284,591	210,875
Materials for clinical studies	134,912	119,261
General and administrative [Member]
Schedule of Operating Expenses [Line Items]
Salaries and benefits	1,524,397	1,271,181
Employee stock option expense	1,028,383	1,668,673
Professional and consulting fees	1,038,126	1,146,792
Office expenses	411,367	345,752
Insurance	261,473	478,149
Travel and entertainment	48,872	69,924
Depreciation and amortization	$ 210,021	$ 246,710